Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Current Assets
Cash and cash equivalents	$ 18,512,756	$ 12,070,345
Restricted cash		6,842
Accounts receivable, net	1,663,998	1,314,781
Inventories, net	867,233	794,855
Advance to suppliers	721,318	14,902
Prepayments, receivables and other current assets, net	223,007	31,634
Total Current Assets	21,988,312	14,233,359
Non-current Assets
Property, plant and equipment, net	230,142	328,845
Intangible assets, net	15,898	19,101
Long-term deposit	8,549,932	8,309,904
Right-of-use assets – operating leases – related party	213,068	235,848
Total Non-current Assets	9,009,040	8,893,698
TOTAL ASSETS	30,997,352	23,127,057
Current Liabilities
Short-term borrowings	827,918	493,054
Long-term borrowings – current	9,080	21,329
Short-term convertible notes	1,259,838	1,780,095
Accounts payable	1,662,730	1,279,516
Refund liabilities	219,740	213,571
Contract liabilities	190,340	187,665
Accrued expenses and other liabilities	2,922,626	2,768,413
Tax payable	1,094,635	1,052,441
Total Current Liabilities	15,664,385	8,901,944
Non-current Liabilities
Long-term borrowings	115,344	117,129
Total Non-current Liabilities	298,011	294,667
TOTAL LIABILITIES	15,962,396	9,196,611
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, unlimited shares authorized, $2 par value, 3,906,471 shares issued and outstanding as of September 30, 2024 (2,218,206 shares issued and outstanding as of March 31, 2024)	7,728,820	4,352,290
Additional paid-in capital	33,389,222	35,315,616
Accumulated deficits	(25,514,233)	(24,711,665)
Accumulated other comprehensive loss	(568,853)	(1,025,795)
Total Shareholders’ Equity	15,034,956	13,930,446
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	30,997,352	23,127,057
Related Party
Current Liabilities
Amounts due to related parties	7,447,077	1,047,550
Operating lease liabilities - current – related party	30,401	58,310
Non-current Liabilities
Operating lease liabilities – non-current – related party	$ 182,667	$ 177,538